Note 7 - Earnout Liabilities - Schedule of Valuation Assumptions (Details) - Sponsor Earnout [Member]	Sep. 30, 2023	Dec. 31, 2022	Jan. 25, 2022
Measurement Input, Expected Term [Member]
Earnout liability, measurement input	3.32	4.07	5
Measurement Input, Expected Dividend Rate [Member]
Earnout liability, measurement input	0	0	0
Measurement Input, Price Volatility [Member]
Earnout liability, measurement input	0.673	0.504	0.30
Measurement Input, Risk Free Interest Rate [Member]
Earnout liability, measurement input	0.048	0.041	0.016
Measurement Input, Expected Number of Shares [Member]
Earnout liability, measurement input	1,775,962	1,775,962	1,842,759